Events After the Reporting Period - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Feb. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares	₩ 250,000	₩ 27,100	₩ 300,243